Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED MAY 24, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco Raymond James SB-1 Equity ETF (RYJ)(the “Fund”)The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-RYJ-PRO-1-SUP-052421
Invesco Raymond James SB-1 Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED MAY 24, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco Raymond James SB-1 Equity ETF (RYJ)(the “Fund”)The Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-RYJ-PRO-1-SUP-052421